Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Loss Per Share

Note 14. Loss Per Share

Basic and diluted loss per share is computed by dividing net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. The table below is a reconciliation of the numerator used in the computation of basic and diluted loss per share (dollars in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Loss from continuing operations attributable to common stockholders	$(13,091)	$(9,194)	$(19,921)	$(21,913)
Less: preferred dividends	—	(8)	—	(8)

Loss from continuing operations attributable to common stockholders	(13,091)	(9,202)	(19,921)	(21,921)
Income (loss) from discontinued operations	1,422	412	(80)	729

Net loss attributable to common stockholders	$(11,669)	$(8,790)	$(20,001)	$(21,192)

Weighted average common shares outstanding:
Basic and diluted	83,699,142	25,863,976	83,696,858	25,863,976

For all periods presented, no potentially dilutive securities were included in computing loss per share of common stock as their effect would be anti-dilutive. Potentially dilutive securities excluded were the non-vested restricted stock during the three and six months ended June 30, 2013 and the potential shares of common stock for the TLC debt conversion during the three and six months ended June 30, 2012. The weighted average number of shares of potentially dilutive securities were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
TLC convertible debt	—	24,245,278	—	24,245,278
Nonvested shares of restricted stock	498,791	—	440,095	—

Potentially dilutive shares	498,791	24,245,278	440,095	24,245,278

14. Loss Per Share

Basic and diluted loss per share is computed by dividing net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. The table below is a reconciliation of the numerator used in the computation of basic and diluted loss per share (dollars in thousands):

	Year Ended December 31,
	2012	2011	2010
Loss from continuing operations	$(71,189)	$(46,699)	$(63,590)
Less: distributions to preferred stockholders	(63)	(16)	(15)

Loss from continuing operations attributable to common stockholders	(71,252)	(46,715)	(63,605)
Loss income from discontinued operations	(5,044)	(17,164)	(22,947)

Net loss attributable to common stockholders	$(76,296)	$(63,879)	$(86,552)

Weighted average number of shares of common stock outstanding:
Basic and diluted	41,277,353	25,863,976	25,863,976

For all periods presented, no potentially dilutive securities were included in computing loss per share of common stock as their effect would be anti-dilutive. Potentially dilutive securities excluded were the potential shares of common stock for the TLC debt conversion and non-vested restricted stock. These shares were not considered potentially dilutive for periods prior to 2012 as the related performance conditions had not been met. The weighted average number of shares of potentially dilutive securities during 2012 were as follows:

Twelve Months Ended December 31,
2012
TLC convertible debt	17,753,373
Non-vested shares of restricted stock	35,466

Potentially dilutive shares	17,788,839